Schedule of other income (Details) - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Component of Operating Income [Abstract]
Net realized gain on foreign exchange		$ 1,004
Interest income (a)	[1]	15,433	7,412
Gain on disposal of property, plant and equipment			1,443
Others		1,513	1,683
Other income		$ 17,950	$ 10,538

[1]	Interest income